Related party transactions (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Mr Anthony So [Member]
Commissions and/or Consultancy Fees	[1],[2]	$ 857	$ 857	$ 857
Mr. Kim Wah Chung [Member]
Commissions and/or Consultancy Fees	[2]	170	160	161
Mr Woo Ping Fok [Member]
Commissions and/or Consultancy Fees
Mr Andrew So [Member]
Commissions and/or Consultancy Fees		249	124	128
Mr Henry Schlueter [Member]
Commissions and/or Consultancy Fees	[3]	60	55	84
Mr Alberet So [Member]
Commissions and/or Consultancy Fees		$ 181	$ 109	$ 125

[1]	Apart from the emoluments paid by the Company as shown above, one of the properties of the Company in Hong Kong is also provided to Mr. Anthony So for his accommodation.
[2]	The amount for the year ended March 31, 2014, included unpaid vacation payments of $10,000, for Mr. Kim Wah Chung. The amount for the year ended March 31, 2014 included vacation payment of $57,000 for Mr. Anthony So. The amount for the year ended March 31, 2015, included unpaid vacation payments of $57,000 and $9,000 for Mr. Anthony So and Mr. Kim Wah Chung, respectively. The amount for the year ended March 31, 2016, included unpaid vacation payments of $57,000, $10,000, and $12,000 for Mr. Anthony So, Mr. Kim Wah Chung, and Mr. Albert So, respectively.
[3]	The amounts for the years ended March 31, 2014, 2015 and 2016 represented professional fees paid to Schlueter & Associates, P.C., the Company's SEC counsel, in which Mr. Henry Schlueter is one of the principals.